SHAREHOLDERS' EQUITY (Schedule of fair value assumptions) (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected life (years)		4 years 1 month 20 days
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, minimum	87.10%	90.60%
Expected risk free interest rates range, minimum	3.76%	4.07%
Expected life (years)	4 years 1 month 17 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, maximum	91.40%	91.00%
Expected risk free interest rate range, maximum	4.02%	4.37%
Expected life (years)	5 years 3 days